Administrative Services Agreement (Details Textual) - Mason Resource [Member] - USD ($) $ in Millions		12 Months Ended
	May 09, 2017	Dec. 31, 2017
Related Party Transaction [Line Items]
Revenue from Related Parties		$ 0.6
Due from Related Parties		$ 0.2
Restructure charge [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Other Revenues from Transactions with Related Party	$ 0.2